Recapitalization (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Related Party Transaction [Line Items]
Gross proceeds	$ 23,846	$ 23,846
Transaction costs	$ 1,145,900	$ 1,145,900
Converted Shares	4,041	4,041
Warrants issued	6,900,000	6,900,000
IPO [Member]
Related Party Transaction [Line Items]
Warrants issued	6,900,000	6,900,000
Private Placement [Member]
Related Party Transaction [Line Items]
Warrants issued	406,000	406,000
Reverse Acquisition [Member]
Related Party Transaction [Line Items]
Gross proceeds	$ 1,169,746	$ 1,169,746